Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	WF Holding Limited
Entity Central Index Key	0001980210
Entity File Number	001-42566
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Mar. 07, 2023
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Lot 3893, Jalan 4D Kg.
Entity Address, Address Line Two	Baru Subang Seksyen U6
Entity Address, City or Town	Shah Alam Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	40150
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.00005
Trading Symbol	WFF
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	22,950,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Chee Hoong Lew
Contact Personnel Email Address	corporate@winfung.com.my
Entity Address, Address Line One	Lot 3893, Jalan 4D Kg.
Entity Address, Address Line Two	Baru Subang Seksyen U6
Entity Address, City or Town	Shah Alam Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	40150
Entity Phone Fax Numbers [Line Items]
City Area Code	60
Local Phone Number	378471828